Formation and Business of the Company	12 Months Ended
Dec. 31, 2014
Formation and Business of the Company [Abstract]
FORMATION AND BUSINESS OF THE COMPANY

1. FORMATION AND BUSINESS OF THE COMPANY

Business Description

Vycor Medical, Inc. (the “Company”) designs, develops and markets neurological medical devices and therapies through two operating divisions: Vycor Medical and NovaVision. Vycor Medical focuses on brain and cervical surgical access systems for sale to hospitals and medical professionals; NovaVision focuses on neuro-stimulation therapies and diagnostic devices for the treatment and screening of vision field loss resulting from neurological damage.